N-6	Sep. 24, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
Entity Central Index Key	0001080299
Entity Investment Company Type	N-6
Document Period End Date	Sep. 24, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The Macquarie Group Limited, the parent company of Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, together with certain of its affiliates, and Nomura Holding America, Inc. (Nomura), announced they have entered into an agreement for Nomura to acquire Macquarie Asset Management’s U.S. and European public investment business. As a result, each Fund’s Board of Trustees approved the following name changes to occur on or about October 31, 2025.

Current Name	New Name
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series

This Supplement outlines a change to the investment options under your variable life insurance policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

The Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) has approved an Agreement and Plan of Reorganization to merge the LVIP Western Asset Core Bond Fund (the “Fund”) with and into the LVIP Franklin Templeton Core Bond Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for the Policy Owners. More information about the Acquiring Fund and the Reorganization was distributed to Policy Owners invested in the Fund as of the close of business on July 31, 2025. The Fund’s Reorganization is expected to be completed on or about October 31, 2025 (“Closing Date”).

At any time prior to the Closing Date, Policy Owners may transfer out of the Fund consistent with the transfer provisions of the applicable variable life insurance policy. Policy Owners may transfer into any other available investment options under their Policy. Please see your product prospectus for information about other funds available for investment within your product and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date. The investment objectives, policies, and risks of the Acquiring Fund are similar to those of the Fund.

Lincoln Corporate ExecSM VUL [Member] | LVIP Franklin Templeton Core Bond Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund
Lincoln Corporate ExecSM VUL [Member] | Nomura VIP Asset Strategy Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Lincoln Corporate ExecSM VUL [Member] | Nomura VIP Emerging Markets Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series
Lincoln Corporate ExecSM VUL [Member] | Nomura VIP Small Cap Value Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series